UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                      ----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-644-2202
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner     New York, New York     2/13/13
-----------------------------     ------------------     -------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------
Form 13F Information Table Entry Total:        69
                                               -------------
Form 13F Information Table Value Total:        $63,052
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     Form 13F File Number      Name
   ---      --------------------   ----------------------------
    1             28-7384             Nathaniel Bohrer
   ---      --------------------   ----------------------------
    2             28-7750             Marjorie Gochberg Kellner
   ---      --------------------   ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                                     Voting
                                                                                                                    Authority
                                                             Value    Shares/   Sh/  Put/   Invstmt   Other
Security                         Title of class    CUSIP    (x$1000)  Prn Amt   Prn  Call   Dscretn  Managers   Sole    Shared  None
-----------------------------    --------------  ---------  --------  --------  ---  ----   -------  --------   ----    ------  ----
Alterra Capital Holdings           COM           g0229r108       352    12,500   SH         Other     1 2 3            12,500
American Realty Capital Trust      COM           02917L101       462    40,000   SH         Other     1 2 3            40,000
Ameristar Casinos Inc              COM           03070Q101      1,181   45,000   SH         Other     1 2 3            45,000
AO Smith Corp                      COM           831865209       631    10,000   SH         Other     1 2 3            10,000
Apple Inc                          COM           037833100       266       500   SH         Other     1 2 3               500
Arbitron Inc                       COM           03875q108       350     7,500   SH         Other     1 2 3             7,500
Barnes & Noble Inc.                COM           067774109       346    22,900   SH         Other     1 2 3            22,900
Big 5 Sporting Goods Corp          COM           08915P101       328    25,000   SH         Other     1 2 3            25,000
Caribou Coffee Co                  COM           142042209       324    20,000   SH         Other     1 2 3            20,000
Cascade Corp                       COM           147195101      1,125   17,500   SH         Other     1 2 3            17,500
CenturyLink Inc                    COM           156700106       491    12,540   SH         Other     1 2 3            12,540
Clearwire Corp New                 CL A          18538q105       477   165,000   SH         Other     1 2 3           165,000
Complete Genomics Inc              COM           20454k104       201    63,800   SH         Other     1 2 3            63,800
Coventry Health Care Inc           COM           222862104      1,367   30,500   SH         Other     1 2 3            30,500
Crexus Investment Corp             COM           226553105       311    25,400   SH         Other     1 2 3            25,400
Cymer Inc                          COM           232572107      1,809   20,000   SH         Other     1 2 3            20,000
Deckers Outdoor Corp               COM           243537107       805    20,000   SH         Other     1 2 3            20,000
Digitalglobe Inc                 COM NEW         25389M877       562    23,000   SH         Other     1 2 3            23,000
Diodes Inc                         COM           254543101       174    10,000   SH         Other     1 2 3            10,000
Duff & Phelps Corp New             CL A          26433b107      2,499  160,000   SH         Other     1 2 3           160,000
Eaton Corp PLC                     SHS           g29183103       410     7,564   SH         Other     1 2 3             7,564
Ebay Inc                           COM           278642103      2,167   42,500   SH         Other     1 2 3            42,500
Five Below Inc                     COM           33829m101       801    25,000   SH         Other     1 2 3            25,000
Foot Locker Inc                    COM           344849104       578    18,000   SH         Other     1 2 3            18,000
Gap Inc Del                        PUT           364760958      1,242   40,000   SH   Put   Other     1 2 3            40,000
Gardner Denver Inc                 COM           365558105       411     6,000   SH         Other     1 2 3             6,000
General Growth Prop.               COM           370023103       262    13,200   SH         Other     1 2 3            13,200
Gildan Activewear                  COM           375916103       249     6,800   SH         Other     1 2 3             6,800
Halcon Resources Corp            COM NEW         40537Q209        93    13,500   SH         Other     1 2 3            13,500
Hertz Global Holdings Inc          COM           42805T105      1,660  102,000   SH         Other     1 2 3           102,000
Home Depot Inc                     COM           437076102      2,165   35,000   SH         Other     1 2 3            35,000
IntercontinentalExchange Inc       PUT           45865v950       929     7,500   SH   Put   Other     1 2 3             7,500
Kar Auction Services               COM           48238t109      2,024  100,000   SH         Other     1 2 3           100,000
Kayak Software Corp                CL A          486577109       383     9,654   SH         Other     1 2 3             9,654
Knight Cap Group Inc             CL A COM        499005106        35    10,000   SH         Other     1 2 3            10,000
Leucadia Nat'l Corp                COM           527288104      1,071   45,000   SH         Other     1 2 3            45,000
LKQ Corp                           COM           501889208       844    40,000   SH         Other     1 2 3            40,000
Mcmoran Exploration                COM           582411104       638    39,725   SH         Other     1 2 3            39,725
Mcmoran Exploration                PUT           582411954       161    10,000   SH   Put   Other     1 2 3            10,000
Merge Healthcare Inc               COM           589499102       242    97,800   SH         Other     1 2 3            97,800
MetroPCS Communications Inc        COM           591708102       676    68,000   SH         Other     1 2 3            68,000
Michael Kors Holdings              CALL          G60754901      1,021   20,000   SH   Call  Other     1 2 3            20,000
Mips Technologies Inc              COM           604567107       234    30,000   SH         Other     1 2 3            30,000
Nexen Inc                          COM           65334h102      4,378  162,500   SH         Other     1 2 3           162,500
NYSE Euronext                      COM           629491101      2,555   81,000   SH         Other     1 2 3            81,000
Pervasive Software Inc             COM           715710109       280    31,386   SH         Other     1 2 3            31,386
Plains Exploration & Production    COM           726505100       634    13,500   SH         Other     1 2 3            13,500
PVH Corp                           COM           693656100      1,332   12,000   SH         Other     1 2 3            12,000
Ralcorp Holdings Inc               COM           751028101      3,138   35,000   SH         Other     1 2 3            35,000
Robbins & Myers Inc                COM           770196103       297     5,000   SH         Other     1 2 3             5,000
SPDR S&P 500 ETF TR              TR UNIT         78462F103       997     7,000   SH         Other     1 2 3             7,000
S&W Seed Co                        COM           785135104       232    30,000   SH         Other     1 2 3            30,000
Sauer-Danfoss Inc                  COM           804137107       801    15,000   SH         Other     1 2 3            15,000
Shaw Group                         COM           820280105      4,381   94,000   SH         Other     1 2 3            94,000
Skechers USA Inc                   CL A          830566105       370    20,000   SH         Other     1 2 3            20,000
Snap- On Inc                       COM           833034101       316     4,000   SH         Other     1 2 3             4,000
Spartech Corp                    COM NEW         847220209       750    82,675   SH         Other     1 2 3            82,675
Spdr Gold Trust                  GOLD SHS        78463V107      1,053    6,500   SH         Other     1 2 3             6,500
Sprint Nextel Corp               COM SER 1       852061100       709   125,000   SH         Other     1 2 3           125,000
Sprint Nextel Corp                 PUT           852061950       227    40,000   SH   Put   Other     1 2 3            40,000
Stage Stores Inc                 COM NEW         85254C305       756    30,500   SH         Other     1 2 3            30,500
Starbucks Corp                     COM           855244109       536    10,000   SH         Other     1 2 3            10,000
Sunrise Senior Living Inc          COM           86768K106      1,294   90,000   SH         Other     1 2 3            90,000
Teavana Holdings Inc               PUT           87819P952       155    10,000   SH   Put   Other     1 2 3            10,000
Tile Shop Hldgs Inc                COM           88677q109      1,245   74,000   SH         Other     1 2 3            74,000
Urban Outfitters Inc               COM           917047102      2,165   55,000   SH         Other     1 2 3            55,000
Warnaco Group Inc                COM NEW         934390402       830    11,600   SH         Other     1 2 3            11,600
Williams Sonoma Inc                COM           969904101      1,094   25,000   SH         Other     1 2 3            25,000
YM BioSciences Inc                 COM           984238105       172    60,000   SH         Other     1 2 3            60,000